Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES:
Net income (loss)	$ (61,354)	$ 10,039
Adjustments to reconcile net income (loss) to net cash from operating activities:
Change in fair value of warrant liabilities	42,540	0
Depreciation and amortization expense	22,144	11,800
Provision for deferred taxes	3,038	1,478
Loss on disposals of equipment, software and other assets	2,425	2,648
Other	155	758
Changes in assets and liabilities:
Accounts receivable	(13,449)	(14,500)
Premiums receivable	(22,669)	(10,372)
Commission receivable	(3,005)	(8,164)
Prepaid expenses and other assets	(18,523)	(8,549)
Deferred acquisition costs	(22,963)	(11,764)
Accounts payable	(2,890)	4,597
Losses payable	12,502	5,243
Provision for unpaid losses and loss adjustment expenses	19,882	22,404
Unearned premiums	50,491	25,601
Commissions payable	16,805	7,570
Due to insurers	8,883	9,366
Advanced premiums	124	1,500
Accrued expenses	981	13,429
Contract liabilities	2,049	22,214
Other current liabilities	5,115	(726)
Net Cash Provided by Operating Activities	42,281	84,572
INVESTING ACTIVITIES:
Purchases of property and equipment and software	(43,370)	(38,258)
Acquisitions, net of cash acquired	(14,609)	(8,875)
Purchase of fixed income securities	(12,246)	0
Maturities of fixed income securities	1,183	0
Other investing activities	48	(255)
Net Cash Used in Investing Activities	(68,994)	(47,388)
FINANCING ACTIVITIES:
Payments on long-term debt	(42,500)	(29,100)
Proceeds from long-term debt	110,000	73,000
Contribution from minority interest	1,580	250
Distributions	(4,056)	(4,000)
Deferred financing costs	(962)	(202)
Payments on notes payable	(1,000)	0
Cash received in business combination	789,661	0
Cash consideration to HHC at Closing	(489,661)	0
Payment of capitalized transaction costs	(30,991)	0
Net Cash Provided by Financing Activities	332,071	39,948
Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	(464)	885
Change in cash and cash equivalents and restricted cash and cash equivalents	304,894	78,017
Beginning cash and cash equivalents and restricted cash and cash equivalents	299,078	221,061
Ending cash and cash equivalents and restricted cash and cash equivalents	603,972	299,078
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Purchase of property and equipment	4,668	6,861
Acquisitions	3,774	9,524
Warrant liabilities recognized in business combination	46,826	0
CASH PAID FOR:
Interest	2,502	1,508
Income taxes	2,160	3,874
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	275,332	38,108
Restricted cash and cash equivalents	328,640	260,970
Total cash and cash equivalents and restricted cash and cash equivalents on the Consolidated Statements of Cash Flows	$ 603,972	$ 299,078